CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 136,000,000	$ 530,000,000	$ 365,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(51,000,000)	(60,000,000)	(58,000,000)
Realized capital gains and losses	(266,000,000)	(341,000,000)	175,000,000
Gain on disposition of operations	(4,000,000)	(6,000,000)	(6,000,000)
Interest credited to contractholder funds	579,000,000	585,000,000	601,000,000
Changes in:
Policy benefits and other insurance reserves	(430,000,000)	(610,000,000)	(612,000,000)
Deferred policy acquisition costs	96,000,000	125,000,000	67,000,000
Reinsurance recoverables, net	90,000,000	66,000,000	51,000,000
Income taxes	(86,000,000)	8,000,000	(64,000,000)
Other operating assets and liabilities	245,000,000	69,000,000	136,000,000
Net cash provided by operating activities	309,000,000	366,000,000	655,000,000
Proceeds from sales
Fixed income securities	3,370,000,000	3,800,000,000	4,858,000,000
Equity securities	1,591,000,000	984,000,000	1,257,000,000
Limited partnership interests	336,000,000	354,000,000	367,000,000
Mortgage loans	212,000,000	0	0
Other investments	58,000,000	61,000,000	39,000,000
Investment collections
Fixed income securities	1,333,000,000	1,355,000,000	1,448,000,000
Mortgage loans	550,000,000	537,000,000	434,000,000
Other investments	50,000,000	76,000,000	168,000,000
Investment purchases
Fixed income securities	(5,335,000,000)	(4,406,000,000)	(5,444,000,000)
Equity securities	(1,431,000,000)	(844,000,000)	(1,086,000,000)
Limited partnership interests	(375,000,000)	(398,000,000)	(551,000,000)
Mortgage loans	(112,000,000)	(532,000,000)	(552,000,000)
Other investments	(45,000,000)	(103,000,000)	(270,000,000)
Change in short-term investments, net	25,000,000	(343,000,000)	(3,000,000)
Change in policy loans and other investments, net	54,000,000	(63,000,000)	(69,000,000)
Net cash provided by investing activities	281,000,000	478,000,000	596,000,000
Cash flows from financing activities
Contractholder fund deposits	753,000,000	747,000,000	771,000,000
Contractholder fund withdrawals	(1,373,000,000)	(1,599,000,000)	(1,893,000,000)
Proceeds from issuance of notes to related parties	0	215,000,000	0
Repayment of notes to related parties	0	(141,000,000)	0
Dividends paid	0	(75,000,000)	(250,000,000)
Other	23,000,000	0	28,000,000
Net cash used in financing activities	(597,000,000)	(853,000,000)	(1,344,000,000)
Net decrease in cash	(7,000,000)	(9,000,000)	(93,000,000)
Cash at beginning of year	43,000,000	52,000,000	145,000,000
Cash at end of year	$ 36,000,000	$ 43,000,000	$ 52,000,000